Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000226875
Shareholder Report [Line Items]
Fund Name	ARGA Emerging Markets Value Fund
Class Name	Institutional Class
Trading Symbol	ARMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the ARGA Emerging Markets Value Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.argainvest.com/arga-emerging-markets-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).
Additional Information Phone Number	866-234-ARGA (866-234-2742)
Additional Information Website	https://www.argainvest.com/arga-emerging-markets-value-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA Emerging Markets Value Fund, Institutional Class Shares	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The ARGA Emerging Market Value Fund outperformed the MSCI Emerging Markets Index (NR) (USD) in 2024. The Fund was up 8.18%, compared to a 7.50% rise in the MSCI Emerging Markets Index (NR) (USD) and a 4.51%  increase in the MSCI Emerging Markets Value Index (NR) (USD).

Key market drivers included China policy stimulus, AI growth and moderating inflation, partially offset by fears of higher U.S. import tariffs, geopolitical tensions, U.S. dollar strength and Brazil macro concerns.

The Fund’s outperformance reflected meaningful recovery in the valuations of many Fund holdings. In adherence to ARGA’s valuation approach, the Fund seeks to own deeply undervalued stocks. ARGA’s strict value style is based on the core belief that investment opportunity results from investor reaction to stress–macro, company, regulatory, etc. The overreaction reflects documented investor behavioral biases such as need for certainty. As temporary stress disproportionately impacts valuations, this creates pricing anomalies. Value investors such as ARGA can take advantage of these anomalies to purchase good companies at discounted prices. As conditions recover over time, the stocks typically recover.

The Fund’s valuation recoveries occurred across sectors and geographies–in particular, China and Korea. Many China-related Materials, Industrials and Consumer Discretionary holdings rebounded on improved outlooks, government stimulus, and recovering fundamentals. Favorable Korean results were led by a large semiconductor holding on increased AI demand and Korean financials holdings on improving fundamentals. Partial offset came from low exposure to the strongly-performing Technology sector, where valuation opportunities were limited, and Brazilian retail holdings, due to inflationary pressures.

Valuation spreads in Emerging Markets remain wide, with spreads between the cheapest and most expensive P/B quintiles of valuation well exceeding historical averages. Historically, high spreads have signaled subsequent value outperformance. Our research confirms value opportunities across sectors and geographies, notably China Consumer Discretionary emphasizing domestic companies and a range of financials. These and other opportunities appear to position the Fund well for long-term returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	ARGA Emerging Markets Value Fund, Institutional Class Shares - $285592	MSCI Emerging Markets Index (NR) (USD) - $213106	MSCI Emerging Markets Value Index (NR) (USD) - $234807
Jun/21	$250000	$250000	$250000
Dec/21	$228865	$225873	$233718
Dec/22	$226136	$180492	$196723
Dec/23	$263995	$198231	$224683
Dec/24	$285592	$213106	$234807

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
ARGA Emerging Markets Value Fund, Institutional Class Shares	8.18%	3.79%
MSCI Emerging Markets Index (NR) (USD)	7.50%	-4.36%
MSCI Emerging Markets Value Index (NR) (USD)	4.51%	-1.74%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 862,444,802
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 5,079,541
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$862,444,802	57	$5,079,541	32%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.0%
Hungary	1.1%
Peru	1.3%
United States	1.6%
Macao	3.3%
Hong Kong	3.6%
India	4.7%
Thailand	4.8%
South Africa	7.0%
Taiwan	9.2%
Brazil	9.9%
South Korea	12.4%
China	36.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Tencent Holdings	4.0%
Gree Electric Appliances of Zhuhai, Cl A	4.0%
Samsung Electronics	3.2%
Yageo	3.1%
China Overseas Land & Investment	3.1%
Ping An Insurance Group of China, Cl H	2.8%
HDFC Bank	2.7%
MTN Group	2.7%
Hengli Petrochemical, Cl A	2.6%
Trip.com Group ADR	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-234-ARGA (866-234-2742)
Updated Prospectus Web Address	https://www.argainvest.com/arga-emerging-markets-value-fund/
C000226877
Shareholder Report [Line Items]
Fund Name	ARGA International Value Fund
Class Name	Institutional Class Shares
Trading Symbol	ARVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the ARGA International Value Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.argainvest.com/arga-international-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).
Additional Information Phone Number	866-234-ARGA (866-234-2742)
Additional Information Website	https://www.argainvest.com/arga-international-value-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA International Value Fund, Institutional Class Shares	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The ARGA International Value Fund trailed the MSCI ACWI ex USA Index (NR) (USD) in 2024. The Fund was up 1.15%, compared to a 5.53% rise in the MSCI ACWI ex USA Index (NR) (USD) and a 6.04% increase in the MSCI ACWI ex USA Value Index (NR) (USD).

Key market drivers included moderating inflation, rate cut expectations and AI growth, partially offset by fears of higher U.S. import tariffs and geopolitical tensions.

The Fund’s underperformance reflected continued temporary stress faced by many Fund holdings. In adherence to ARGA’s valuation approach, the Fund seeks to own deeply undervalued stocks. ARGA’s strict value style is based on the core belief that investment opportunity results from investor reaction to stress–macro, company, regulatory, etc. The overreaction reflects documented investor behavioral biases such as need for certainty. As temporary stress disproportionately impacts valuations, this creates pricing anomalies. Value investors such as ARGA can take advantage of these anomalies to purchase good companies at discounted prices. As conditions recover over time, the stocks typically recover.

Valuation recovery across most Chinese holdings was more than offset by drag from Brazil and select holdings. Many China-related Materials, Industrials and Consumer Discretionary holdings rebounded on improved outlooks, government stimulus, and recovering fundamentals. Offsetting this were Brazilian bank and retail holdings adversely impacted by Brazil's weak macro environment and persistent inflation. Valuations of an Asia-focused insurance holding and French luxury goods maker were pressured by China concerns. Also detracting from results was the Fund’s low exposure to the strongly-performing Technology sector, where valuation opportunities were limited.

International valuation spreads continue to exceed long-term averages. Historically, wide spreads have signaled subsequent value outperformance. Our fundamental research indicates market overreactions have created attractively valued opportunities across sectors and geographies. Our research confirms value opportunities in sectors such as Consumer Discretionary, where valuations are depressed due to high interest rates and challenging economic conditions, and Materials companies suffering temporary sluggish industrial demand. These and other opportunities appear to position the Fund well for long-term returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	ARGA International Value Fund, Institutional Class Shares - $277597	MSCI ACWI ex USA Index (NR) (USD) - $250167	MSCI ACWI ex USA Value Index (NR) (USD) - $273759
Jun/21	$250000	$250000	$250000
Dec/21	$231975	$244094	$240764
Dec/22	$222969	$205031	$220082
Dec/23	$274447	$237048	$258160
Dec/24	$277597	$250167	$273759

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
ARGA International Value Fund, Institutional Class Shares	1.15%	2.97%
MSCI ACWI ex USA Index (NR) (USD)	5.53%	0.02%
MSCI ACWI ex USA Value Index (NR) (USD)	6.04%	2.57%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 122,064,472
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 316,696
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$122,064,472	68	$316,696	38%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	16.8%
Finland	3.3%
Canada	4.2%
Macao	4.3%
Brazil	4.5%
Spain	4.9%
Hong Kong	5.4%
United States	5.4%
Japan	5.7%
United Kingdom	6.5%
South Korea	6.5%
France	13.2%
China	18.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Accor	5.0%
Kering	4.9%
Tencent Holdings	4.7%
Ping An Insurance Group of China, Cl H	3.9%
Prudential	3.6%
Nidec	3.6%
Sands China	3.4%
UBS Group	3.1%
Boliden	2.9%
Banco Santander	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-234-ARGA (866-234-2742)
Updated Prospectus Web Address	https://www.argainvest.com/arga-international-value-fund/
C000243045
Shareholder Report [Line Items]
Fund Name	ARGA Value Fund
Class Name	Institutional Class
Trading Symbol	ARUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the ARGA Value Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.argainvest.com/arga-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).
Additional Information Phone Number	866-234-ARGA (866-234-2742)
Additional Information Website	https://www.argainvest.com/arga-value-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA Value Fund, Institutional Class Shares	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The ARGA Value Fund trailed the Russell 1000 Value Index (NR) (USD) in 2024. The Fund was up 6.46%, compared to a 13.65% rise in the Russell 1000 Value Index (NR) (USD) and a 24.50% increase in the S&P 500 Index (NR) (USD).

Key market drivers included AI growth, solid corporate earnings, post-election rally and rate cuts, partially offset by geopolitical tensions and diminished rate cut expectations towards year-end.

The Fund’s underperformance reflected continued temporary stress faced by many Fund holdings. In adherence to ARGA’s valuation approach, the Fund seeks to own deeply undervalued stocks. ARGA’s strict value style is based on the core belief that investment opportunity results from investor reaction to stress–macro, company, regulatory, etc. The overreaction reflects documented investor behavioral biases such as need for certainty. As temporary stress disproportionately impacts valuations, this creates pricing anomalies. Value investors such as ARGA can take advantage of these anomalies to purchase good companies at discounted prices. As conditions recover over time, the stocks typically recover.

Fund performance was adversely impacted by exposure to sectors and companies facing cyclical and other temporary pressures. This included high exposure to the Materials sector, which faced weak demand as inventories continued to adjust, and Consumer Discretionary due to consumer uncertainty. Energy also detracted, with oil services holdings hurt by falling rig counts and refining holdings by lower margins. Other detractors were lack of exposure to strongly-performing Financial Services heavyweights and a poorly-performing real estate lending holding.

U.S. valuation spreads continue to exceed long-term averages. Historically, wide spreads have signaled subsequent value outperformance. Our fundamental research indicates market overreactions have created attractively valued opportunities across sectors. Our research confirms value opportunities in sectors such as Consumer Discretionary, where valuations are depressed due to high interest rates and challenging economic conditions, and Materials companies suffering temporary sluggish industrial demand. These and other opportunities appear to position the Fund well for long-term returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	ARGA Value Fund, Institutional Class Shares - $295450	S&P 500 Index (NR) (USD) - $330561	Russell 1000 Value Index (NR) (USD) - $298372
Aug/23	$250000	$250000	$250000
Dec/23	$277525	$265502	$262546
Dec/24	$295450	$330561	$298372

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
ARGA Value Fund, Institutional Class Shares	6.46%	13.31%
S&P 500 Index (NR) (USD)	24.50%	23.24%
Russell 1000 Value Index (NR) (USD)	13.65%	14.14%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,182,264
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,182,264	49	$-	59%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	3.2%
Utilities	3.4%
Industrials	6.4%
Communication Services	8.0%
Financials	9.2%
Energy	9.9%
Materials	10.6%
Information Technology	13.8%
Consumer Discretionary	17.0%
Health Care	17.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
CVS Health	4.9%
Las Vegas Sands	4.8%
Gilead Sciences	4.1%
Lear	3.9%
Alcoa	3.7%
UGI	3.4%
Walt Disney	3.3%
PVH	3.1%
Target	2.7%
Jabil	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-234-ARGA (866-234-2742)
Updated Prospectus Web Address	https://www.argainvest.com/arga-value-fund/